SELECTED STATEMENT OF OPERATIONS DATA (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Selected statement of operation [Line Items]
Selling and Marketing Expense	$ 1,694	$ 1,524	$ 1,995
Selling and Marketing Expense [Member]
Selected statement of operation [Line Items]
Payroll and related expenses	1,459	1,180	1,644
Depreciation and amortization	8	12	17
Travel and conventions	108	155	145
Other	$ 119	$ 177	$ 189